SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities
Day one loss due to derivative liabilities on convertible note	$ 51,580		$ 54,863	$ 2,935
Gain on change in fair value of the derivative liabilities	180,269	(5,634)	(87,203)	1,306
Total	$ 231,849	$ (5,634)	$ (32,340)	4,241
Loss on change in fair value of the derivative liabilities				$ 1,306